Reportable Segments (Details) - Schedule of Reportable Segments Using Discrete Asset Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 21,612	$ 21,551	$ 26,331
Operating income	4,749	5,524	6,828
Billing and Related Services [Member]
Segment Reporting Information [Line Items]
Revenues	13,624	13,888	14,355
Operating income	4,623	5,105	4,818
Messaging [Member]
Segment Reporting Information [Line Items]
Revenues	7,988	7,663	11,976
Operating income	$ 126	$ 419	$ 2,010